                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    RH Capital Associates LLC
Address: 55 Harristown Road
         Glen Rock, New Jersey


Form 13F File Number: 28-6196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert Horwitz
Title:   Managing Member
Phone:   (201) 444-2850

Signature, Place, and Date of Signing:

         /s/Robert Horwitz       Glen Rock, New Jersey 8/14/2000
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              38

Form 13F Information Table Value Total:     $145,503,500



List of Other Included Managers:            NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]



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
                                                      RH CAPITAL ASSOCIATES
                                                            FORM 13F
                                                          JUNE 30, 2000

                            TITLE        CUSIP       VALUE    SHRS/   SH/ PUT/           INVSTMT     VOTING AUTHORITY
NAME OF ISSUER              OF CLASS     NUMBER      (x$1000) PRN AMT PRN CALL DSCRETN - MANAGERS  SOLE   SHARED   NONE
--------------              --------     ------      ------   ------- --- ----  ------- ---------  ----   ------   ----

ANADIGICS INC                 COM       032515108      2640    77500  SH        Sole                  Sole
AT&T CORP                     COM       001957109      5693   180000  SH        Sole                  Sole
C-CUBE MICROSYSTEMS           COM       12501n108       687    35000  SH        Sole                  Sole
CISCO SYSTEMS INC             COM       17275r102      1049    16500  SH        Sole                  Sole
CITIZENS UTILITIES B          COM       17453b101      3866   224100  SH        Sole                  Sole
CRYPTOLOGIC INC               COM       228906103      9705   467500  SH        Sole                  Sole
CSG SYSTEMS                   COM       126349109      7412   132200  SH        Sole                  Sole
CYBER-CARE INC                COM       23243t105       523    52600  SH        Sole                  Sole
ECHOSTAR COMM                 COM       278762109       827    25000  SH        Sole                  Sole
GARTNER GROUP INC             COM       366651107      4752   396000  SH        Sole                  Sole
GEMSTAR                       COM       36866w106      2642    43000  SH        Sole                  Sole
INAMED CORP.                  COM       453235103      6988   190809  SH        Sole                  Sole
INDUS INTERNATIONAL           COM       45578l100      3785   442000  SH        Sole                  Sole
INFO RESOURCE ENG             COM       45675f303       427    16900  SH        Sole                  Sole
INTRUSION.COM INC             COM       46121e106       764    67500  SH        Sole                  Sole
INVESTMENT TECH GRP           COM       46145f105      4780   121000  SH        Sole                  Sole
ITEMUS INC                    COM       46564q103      1466  1400658  SH        Sole                  Sole
JONES APPAREL GROUP           COM       480074103       588    25000  SH        Sole                  Sole
LIBERTY LIVEWIRE              COM       530709104      3890    55380  SH        Sole                  Sole
LIBERTY MEDIA GR. A           COM       001957208      9381   386850  SH        Sole                  Sole
MIH LIMITED CL A              COM       g6116r101      3213   107000  SH        Sole                  Sole
MOTOROLA INC                  COM       620076109      5086   175000  SH        Sole                  Sole
MRV COMMUNICATIONS            COM       553477100      2219    33000  SH        Sole                  Sole
ON TECHNOLOGY CORP            COM       68219p108        40    12500  SH        Sole                  Sole
PENTAIR INC                   COM       709631105       359    10100  SH        Sole                  Sole
PEOPLESOFT INC                COM       712713106      3769   225000  SH        Sole                  Sole
POLICY MANAGEMENT             COM       731108106      6571   427400  SH        Sole                  Sole
QUIDEL CORP                   COM       74838j101       174    33200  SH        Sole                  Sole
REYNOLDS & REYNOLDS           COM       761695105       560    30700  SH        Sole                  Sole
SAGENT TECHNOLOGY             COM       786693101      2015   141400  SH        Sole                  Sole
SAWTECH INC                   COM       805468105      2303    40000  SH        Sole                  Sole
SCP POOLS                     COM       784028102      3173   135000  SH        Sole                  Sole
UNIFY CORP                    COM       904743101       445    52000  SH        Sole                  Sole
UNITED GLOBAL                 COM       913247508     29064   621700  SH        Sole                  Sole
USA NETWORKS INC              COM       902984103      7515   347500  SH        Sole                  Sole
WASHINGTON POST               COM       939640108      6596    13800  SH        Sole                  Sole
WATER PIK TECH                COM       94113u100      2537   405900  SH        Sole                  Sole
REPORT SUMMARY                          TOTAL:     147503.5



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